STOCKHOLDERS EQUITY (Details 7) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Weighted Average Remaining Contractual Life, Outstanding	1 year 8 months 12 days	2 years 9 months 18 days
Number Of Shares, Exercisable	7,055,736	7,241,518	7,248,702
Weighted Average Remaining Contractual Life, Exercisable	1 year 10 months 24 days	2 years 7 months 6 days
3.75 [Member]
Weighted Average Remaining Contractual Life, Outstanding			2 years 1 month 6 days
Number Of Shares, Exercisable			3,043,073
Weighted Average Remaining Contractual Life, Exercisable			2 years 4 months 24 days
Options [Member]
Number Of Shares, Outstanding Ending Balance	3,808,502	3,310,556	3,088,333
Weighted Average Remaining Contractual Life, Outstanding	2 months 12 days	6 months
Number Of Shares, Exercisable	2,912,778	2,714,893	2,766,467
Weighted Average Remaining Contractual Life, Exercisable	1 month 6 days	3 months 18 days
Options [Member] | 1.50 [Member]
Number Of Shares, Outstanding Ending Balance	200,000	166,667	200,000
Weighted Average Remaining Contractual Life, Outstanding		9 months 18 days	3 months 18 days
Number Of Shares, Exercisable	200,000	200,000	200,000
Weighted Average Remaining Contractual Life, Exercisable		8 months 12 days	3 months 18 days
Options [Member] | 0.75 [Member]
Number Of Shares, Outstanding Ending Balance	2,546,667	2,768,889	2,546,667
Weighted Average Remaining Contractual Life, Outstanding	2 months 12 days	3 months 18 days	2 years 2 months 12 days
Number Of Shares, Exercisable	2,594,444	2,543,782	4,082,667
Weighted Average Remaining Contractual Life, Exercisable	2 years 10 months 24 days	2 months 12 days	2 years 2 months 12 days
Options [Member] | 3.75 [Member]
Number Of Shares, Outstanding Ending Balance	408,334	341,667	341,666
Weighted Average Remaining Contractual Life, Outstanding	1 year 6 months	2 years 2 months 12 days	1 year 8 months 12 days
Number Of Shares, Exercisable	118,333	4,444	92,778
Weighted Average Remaining Contractual Life, Exercisable	1 year 2 months 12 days	1 year 3 months 18 days	1 year 7 months 6 days
Options [Member] | 2017 EQUITY INCENTIVE PLAN [Member]
Number Of Shares, Outstanding Ending Balance			3,088,333
Weighted Average Remaining Contractual Life, Outstanding			6 months
Number Of Shares, Exercisable			2,766,467
Weighted Average Remaining Contractual Life, Exercisable			4 months 24 days
Option [Member] | 0.75 [Member]
Number Of Shares, Outstanding Ending Balance			2,546,667
Weighted Average Remaining Contractual Life, Outstanding			2 months 12 days
Number Of Shares, Exercisable			2,473,689
Weighted Average Remaining Contractual Life, Exercisable			2 months 12 days
Option [Member] | 3.75 [Member]
Number Of Shares, Outstanding Ending Balance			341,667
Weighted Average Remaining Contractual Life, Outstanding			2 years
Number Of Shares, Exercisable			92,778
Weighted Average Remaining Contractual Life, Exercisable			1 year 10 months 24 days